Fair Value of Financial Instruments - Summary of Fair Value of the Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	¥ 2,820,711	¥ 407,844
Derivative assets – a forward exchange contract	105,183
Derivative liabilities – Preferred Shares (i)		897,091
Level II [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	2,820,711	407,844
Derivative assets – a forward exchange contract	¥ 105,183
Level III [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities – Preferred Shares (i)		¥ 897,091